VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.1%
U.S. Treasury Notes 1.500%, 1/31/22(1)	$ 395	$ 395
Total U.S. Government Security (Identified Cost $396)		395

Corporate Bonds and Notes—73.3%
Communications—4.4%
ViacomCBS, Inc. 6.250%, 2/28/57	590	664
Vodafone Group plc 5.125%, 6/4/81	870	890
		1,554

Consumer, Cyclical—3.1%
General Motors Financial Co., Inc. Series C 5.700%(2)	422	481
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	600	619
		1,100

Energy—11.1%
DCP Midstream LP Series A 7.375%(2)	675	667
Enbridge, Inc. 6.250%, 3/1/78	275	298
Energy Transfer LP
Series G 7.125%(2)	470	477
Series H 6.500%(2)	200	203
MPLX LP Series B 6.875%(2)	800	802
Murphy Oil Corp. 6.375%, 7/15/28	440	468
Occidental Petroleum Corp. 8.000%, 7/15/25	300	350
Plains All American Pipeline LP Series B 6.125%(2)	401	340
Transcanada Trust 5.500%, 9/15/79	290	310
		3,915

Financials—47.0%
Air Lease Corp. Series C 4.125%(2)CDX.NA.HY	700	695
Ally Financial, Inc. Series B 4.700%(2)	800	830
American Express Co. 3.550%(2)	575	576
American International Group, Inc. 8.175%, 5/15/58	374	549
Banco Santander S.A. 4.750%(2)	400	400
	Par Value	Value

Financials—continued
Bank of America Corp. Series AA 6.100%(2)	$ 1,100	$ 1,192
Bank of New York Mellon Corp. (The) Series I 3.750%(2)	450	452
Barclays plc 4.375%(2)	400	392
Capital One Financial Corp. Series M 3.950%(2)	250	251
Citigroup, Inc.
3.875%(2)	450	450
Series W 4.000%(2)	125	126
Citizens Financial Group, Inc. Series G (U.S. Treasury Yield Curve CMT 5 year + 3.215%) 4.000%(2)	100	100
Deutsche Bank AG 6.000%(2)	450	467
Discover Financial Services Series C 5.500%(2)	545	583
Global Atlantic Fin Co. 144A 4.700%, 10/15/51(3)	700	710
Goldman Sachs Group, Inc. (The) Series V 4.125%(2)	300	305
ING Groep NV 5.750%(2)	450	484
Intesa Sanpaolo SpA 144A 7.700%(2)(3)	450	504
JPMorgan Chase & Co. Series S 6.750%(2)	1,250	1,355
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	536	535
Lloyds Banking Group plc 7.500%(2)	700	791
MetLife, Inc.
10.750%, 8/1/39	1,660	2,798
144A 9.250%, 4/8/38(3)	215	318
SVB Financial Group Series E 4.700%(2)	864	889
U.S. Bancorp 3.700%(2)	650	650
Wells Fargo & Co. Series S 5.900%(2)	150	158
		16,560

Industrials—0.8%
BNSF Funding Trust I 6.613%, 12/15/55	250	277
Utilities—6.9%
Dominion Energy, Inc. Series C 4.350%(2)	283	292
	Par Value	Value

Utilities—continued
Edison International Series B 5.000%(2)	$ 1,053	$ 1,076
Sempra Energy 4.125%, 4/1/52	450	456
Vistra Corp. 144A 7.000%(2)(3)	595	603
		2,427

Total Corporate Bonds and Notes (Identified Cost $25,545)		25,833

	Shares
Preferred Stocks—22.7%
Communication Services—2.2%
AT&T, Inc. Series C, 4.750%	19,100	502
United States Cellular Corp. Series C, 6.250%	10,370	281
		783

Consumer Discretionary—0.2%
Ford Motor Co., 6.000%	3,000	81
Financials—19.7%
Athene Holding Ltd. Series A, 6.350%	39,468	1,165
Bank of Hawaii Corp. Series A, 4.375%	16,000	418
Capital One Financial Corp. Series J, 4.800%	13,000	338
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.499%(4)	17(5)	477
Citigroup, Inc. Series P, 5.950%	325(5)	348
First Horizon Corp. Series F, 6.500%	31,910	880
First Horizon Corp. Series F, 4.700%	4,000	101
Regions Financial Corp. Series E, 4.450%	15,000	381
Regions Financial Corp. Series C, 5.700%	24,618	712
Synchrony Financial Series A, 5.625%	22,985	619
Truist Financial Corp. Series Q, 5.100%	255(5)	285
Wells Fargo & Co. Series AA, 4.700%	5,000	129
Wells Fargo & Co. Series CC, 4.375%	28,750	727
Wells Fargo & Co. Series DD, 4.250%	13,500	336
		6,916

See Notes to Schedule of Investments

VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Industrials—0.6%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(4)	200(5)	$ 198
Total Preferred Stocks (Identified Cost $7,597)		7,978

Total Long-Term Investments—97.1% (Identified Cost $33,538)		34,206

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	361,691	362
Total Short-Term Investment (Identified Cost $362)		362

TOTAL INVESTMENTS—98.2% (Identified Cost $33,900)		$34,568
Other assets and liabilities, net—1.8%		650
NET ASSETS—100.0%		$35,218
Abbreviations:
CDX.NA.HY	Credit Default Swap Index North American High Yield
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	No contractual maturity date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $3,289 or 9.3% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Value shown as par value.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	84%
United Kingdom	6
Bermuda	3
Italy	2
Canada	2
Netherlands	1
Germany	1
Other	1
Total	100%
† % of total investments as of December 31, 2021.
Centrally cleared credit default swap - buy protection(1) outstanding as of December 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.37(3)	Quarterly	ICE	5.000%	12/20/26	$3,450	$(315)	$(300)	$—	$(15)
Simon Property Group LP Senior	Quarterly	ICE	1.000%	12/20/26	95	(2)	(2)	—	— (4)
Total						$(317)	$(302)	$—	$(15)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
(4)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS AllianzGI Preferred Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$25,833	$—	$25,833
U.S. Government Security	395	—	395
Equity Securities:
Preferred Stocks	7,978	7,147	831
Money Market Mutual Fund	362	362	—
Total Assets	34,568	7,509	27,059
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(317)	—	(317)
Total Liabilities	(317)	—	(317)
Total Investments	$34,251	$7,509	$26,742
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI PREFERRED SECURITIES AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4